INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES
Schedule of inventories

	2022	2023
SIM cards and prepaid vouchers	321	791
Components	588	29
Others (each below Rp100 billion)	294	231
Total	1,203	1,051
Provision for obsolescence	(59)	(54)
Net	1,144	997